UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 28, 2006 to March 27, 2006

Commission File Number of issuing entity: 333-125422-43

BEAR STEARNS ASSET BACKED SECURITIES I TRUST 2006-HE2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125422

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of depositor as specified in its charter)

EMC MORTGAGE CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-0842986
(I.R.S. Employer Identification No.)

383 Madison Avenue, New York, New York	10179
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-272-2000
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes I-A-1, I-A-2, I-A-3, II-A, M-1, M-2, M-3, M-4, M-5, M-6, M-7, M-8, M-9	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period of February 28, 2006 to March 27, 2006 for the holders of Bear Stearns Asset Backed Securities I Trust 2006-HE2, Asset-Backed Certificates, Series 2006-HE2 is attached as Exhibit 99.1.

Funds were remitted to the Trust by the Depositor on the closing date to replace a loan that was not included in the pool.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No update.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) 99.1 Monthly distribution report pursuant to Section 5.06 of the Pooling and Servicing Agreement for the distribution on March 27, 2006.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bear Stearns Asset Backed Securities I Trust 2006-HE2
Date:	April 10, 2006	By: EMC Mortgage Corporation, as Master Servicer
/s/ Sue Stepanek
Sue Stepanek
EVP